Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary of information for reportable segments
Rental Income		$ 890,147		$ 536,272		$ 453,022
Resident fees and services		456,085		51,006		0
Interest income		41,070		40,855		40,885
Other income		11,295		7,245		7,788
Total Revenues		1,398,597		635,378		501,695
Property Operating Expenses		(379,476)		(79,294)		(42,501)
Net Operating Income from continuing operations		1,019,121	[1]	556,084	[1]	459,194	[1]
Interest Expense		(313,954)		(146,811)		(92,590)
General and administrative		77,201		54,626		49,691
Transaction costs	(18,835)	70,224		46,660		0
Real Estate Depreciation/Amortization		(412,531)		(181,048)		(134,771)
Loss (gain) on extinguishment of debt		979		(34,171)		(25,107)
Provision for loan losses	(28,918)	2,010		29,684		23,261
Income from continuing operations before income taxes and income from unconsolidated entities		144,180		63,084		133,774
Total assets		14,924,606		9,451,734
Medical Facilities [Member]
Summary of information for reportable segments
Rental Income		300,095	[2]	210,484	[2]	165,965	[2]
Resident fees and services		0	[2]	0	[2]	0	[2]
Interest income		7,002	[2]	4,679	[2]	4,940	[2]
Other income		3,985	[2]	985	[2]	1,309	[2]
Total Revenues		311,082	[2]	216,148	[2]	172,214	[2]
Property Operating Expenses		(65,334)	[2]	(46,673)	[2]	(42,501)	[2]
Net Operating Income from continuing operations		245,748	[1]	169,475	[1],[2]	129,713	[1],[2]
Interest Expense		(29,931)	[2]	(22,593)	[2]	(17,411)	[2]
General and administrative		0	[2]	0	[2]	0	[2]
Transaction costs		(5,903)	[2]	(5,112)	[2]
Real Estate Depreciation/Amortization		(104,589)	[2]	(72,896)	[2]	(57,941)	[2]
Loss (gain) on extinguishment of debt		0	[2]	(1,308)	[2]	(3,781)	[2]
Provision for loan losses		(2,010)	[2]	0	[2]	0	[2]
Income from continuing operations before income taxes and income from unconsolidated entities		103,315	[2]	67,566	[2]	50,580	[2]
Total assets		3,795,940	[2]	3,389,441	[2]
Non-segment/Corporate [Member]
Summary of information for reportable segments
Rental Income		0		0		0
Resident fees and services		0		0		0
Interest income		0		0		0
Other income		690		2,874		1,170
Total Revenues		690		2,874		1,170
Property Operating Expenses		0		0		0
Net Operating Income from continuing operations		690	[1]	2,874	[1]	1,170	[1]
Interest Expense		(228,884)		(113,129)		(76,566)
General and administrative		(77,201)		(54,626)		(49,691)
Transaction costs		0		0
Real Estate Depreciation/Amortization		0		0		0
Loss (gain) on extinguishment of debt		0		(25,072)		(19,269)
Provision for loan losses		0		0		0
Income from continuing operations before income taxes and income from unconsolidated entities		(305,395)		(189,953)		(144,356)
Total assets		263,475		224,981
Senior Housing Facilities Operating [Member]
Summary of information for reportable segments
Rental Income		0		0		0
Resident fees and services		456,085		51,006		0
Interest income		0		0		0
Other income		0		0		0
Total Revenues		456,085		51,006		0
Property Operating Expenses		(314,142)		(32,621)		0
Net Operating Income from continuing operations		141,943	[1]	18,385	[1]	0	[1]
Interest Expense		(46,342)		(7,794)		0
General and administrative		0		0		0
Transaction costs		(36,328)		(20,936)
Real Estate Depreciation/Amortization		(138,192)		(15,504)		0
Loss (gain) on extinguishment of debt		979		0		0
Provision for loan losses		0		0		0
Income from continuing operations before income taxes and income from unconsolidated entities		(77,940)		(25,849)		0
Total assets		3,041,238		1,080,416
Senior Housing Facilities Triple Net [Member]
Summary of information for reportable segments
Rental Income		590,052		325,788		287,057
Resident fees and services		0		0		0
Interest income		34,068		36,176		35,945
Other income		6,620		3,386		5,309
Total Revenues		630,740		365,350		328,311
Property Operating Expenses		0		0		0
Net Operating Income from continuing operations		630,740	[1]	365,350	[1]	328,311	[1]
Interest Expense		(8,797)		(3,295)		1,387
General and administrative		0		0		0
Transaction costs		(27,993)		(20,612)
Real Estate Depreciation/Amortization		(169,750)		(92,648)		(76,830)
Loss (gain) on extinguishment of debt		0		(7,791)		(2,057)
Provision for loan losses		0		(29,684)		(23,261)
Income from continuing operations before income taxes and income from unconsolidated entities		424,200		211,320		227,550
Total assets		$ 7,823,953		$ 4,756,896

[1]	Net operating income from continuing operations (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.
[2]	Excludes income and expense amounts related to our properties held in unconsolidated entities. Please see Note 7 for additional information